Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses	12 Months Ended
Mar. 31, 2026
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Abstract]
ACCRUED EXPENSES, OTHER CURRENT LIABILITIES AND LONG TERM ACCRUED EXPENSES
14.	Accrued expenses, other current liabilities and LONG TERM ACCRUED EXPENSES

Accrued expenses, other current liabilities and long term accrued expenses consisted of the following:

	As of March 31,
	2025	2026
	$	$

Accrued payroll	76	103
Accrued housing allowance	200	194
Accrued other social benefits	486	298
Defined benefit obligation	23	26
Contract liability	10	225
Accrued audit fee	179	234
Others	323	455

	1,297	1,535

Less: Long term accrued expenses	23	26

Current portion	1,274	1,509

Accrued other social benefits represented the provision of employment termination payments based on management approved restructuring plan for relocating its manufacturing facilities based on China’s Labor laws. The restructuring plan is currently in process and expected to be completed within twelve months from March 31, 2026. The provision amount is reasonably estimated based on China’s Labor laws and management estimation of acceptance rate. During the year ended March 31, 2026, an adjustment to the liabilities $229 and $10 were recognized in the cost of sales and selling, general and administrative expenses, respectively. It was based on the management reassessment of the number of staffs of the employment termination plan. The Group allocated the amount of adjustment to the liabilities $125 and $104 to the two reportable segments Metal stamping and Mechanical OEM and Electric OEM, respectively. The Group allocated the total amount of costs expected to be incurred in the employment termination $5 and $5 to the two reportable segments Metal stamping and Mechanical OEM and Electric OEM, respectively.

According to note 2(q), defined benefit obligation represented the amounts entitled by Hong Kong employees that have been employed continuously for at least five years in accordance with the Hong Kong Employment Ordinance under certain circumstances. These circumstances include where an employee is dismissed for reasons other than serious misconduct or redundancy, that employee resigns at the age of 65 or above, or the employment contract is of fixed term and expires without renewal. For the eligible employees to be retired, resigned or dismissed before May 1, 2025, defined benefit obligations are calculated based on two-thirds of the salary of last month (or average monthly salary over last twelve months) and the reckonable years of service subject to a maximum amount of HK$390,000 (equivalent to $50). For the eligible employees to be retired, resigned or dismissed on or after May 1, 2025, defined benefit obligations are divided into two portions (i.e. pre-transition portion and post-transition portion). The pre-transition portion is calculated based on two-thirds of the salary for April 2025 (or average monthly salary for the twelve months ending April 30, 2025) and the reckonable years of service up to April 30, 2025. The post-transition portion is calculated based on two-thirds of the salary of the last month (or average monthly salary over the last twelve months) and the reckonable years of service counting from May 1, 2025 to the last day of employment. The total of the two portions is subject to a maximum amount of HK$390,000 (equivalent to $50).